Provisions for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions for Legal Proceedings
Provisions for legal proceedings are set out as follows:

	12.31.2019	12.31.2018
Current and Non-current liabilities
Labor claims	895	1,093
Tax claims	463	491
Civil claims	1,523	5,710
Environmental claims	232	111

Total	3,113	7,405

Current liabilities	—	3,482
Non-current liabilities	3,113	3,923

Summary of Reconciliation of Provisions for Legal Proceedings

	Jan-Dec/2019	Jan-Dec/2018
Opening Balance	7,405	7,026
Additions, net of reversals	1,290	1,325
Use of provision (*)	(5,332)	(650)
Accruals and charges	233	736
Transfer to assets held for sale	(289)	—
Others	22	95
Cumulative translation adjustment	(216)	(1,127)

Closing Balance	3,113	7,405

Summary of Judicial Deposits with Legal Proceedings
Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	12.31.2019	12.31.2018
Non-current assets
Tax	5,926	4,563
Labor	1,056	1,161
Civil	1,082	823
Environmental	160	160
Others	12	4

Total	8,236	6,711

Summary of Reconciliation of Judicial Deposits with Legal Proceedings

	12.31.2019	12.31.2018
Opening Balance	6,711	5,582
Additions	2,021	1,883
Use	(187)	(86)
Accruals and charges	329	294
Transfer to assets held for sale	(313)	—
Others	(1)	26
Cumulative translation adjustment	(324)	(988)

Closing Balanc e	8,236	6,711

Summary of Contingent Liabilities	As of December 31, 2019, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2019	12.31.2018
Tax	32,376	37,290
Labor	9,734	8,619
Civil - General	5,977	6,539
Civil - Environmental	1,576	4,221

Total	49,663	56,669

Summary of Nature of Contingent Liabilities

		Estimate
Description of civil matters	12.31.2019	12.31.2018
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
1) Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,520	1,663

2) Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the
BM-S-11
joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:
a) Lula and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision;

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.
c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.	391	287

Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
3) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.
Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:
a) Lula and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the arbitration is stayed and currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down.

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.
c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing. On both parties initiative, the arbitration is stayed.

d) Parque das Baleias complex: the Judiciary stated decisions allowing the arbitration with ANP. Therefore, the Chamber of Arbitration disallowed ANP to charge for special participation, establishing that Petrobras should provide collateral on the debt to be negotiated. On both parties initiative, the arbitration is stayed, with the objective of seeking an alternative to solve this dispute, which amounts to US$ 2.8 billion at December 31, 2018. In December 2018, the ANP held a hearing presenting a draft of the preliminary agreement developed by the technical departments of Petrobras and ANP, including the calculation of the updated amounts of special participation due up the last quarter of 2018, totaling US$ 0.9 billion. Therefore, the Company believes, as of December 31, 2018, that an outflow of resources in this amount is probable to settle the controversy with the ANP and, as a result, recognized a provision for this proceeding in 2018.
	1,024	2,082

Plaintiff: Agência Estadual de Regulação de Serviços Públicos de Energia, Transportes e Comunicações da Bahia (AGERBA)
4) Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Current status: The lawsuit is at the Bahia Court of Justice awaiting judgment of an appeal filed by the company.	299	278

5) Other civil matters	2,743	2,229

Total for civil matters	5,977	6,539

		Estimate
Description of labor matters	12.31.2019	12.31.2018
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: In 2018, the Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a Motion for Clarification on the decision, which was denied by the TST. The Company will file the appropriate appeal. On July 26, 2018, a minister of the Superior Federal Court (Superior Tribunal Federal - STF) granted Petrobras’ request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the rapporteur confirmed the decision of the minister and extended the decision to the ongoing actions on the matter, suspending all cases relating to this subject.
	7,732	6,254

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF
2) The plaintiff claims Petrobras failed to pay overtime for standby work exceeding
12-hours
per day. It also demands that the Company respects a
12-hour
limit of standby work per workday, as well as an
11-hour
period for rest between workdays, subject to a daily fine.

Current status: Transfer to remote loss due to the decision of the TST that denied to follow up the appeal of the SINDIPETRO / NF.	14	352

3) Other labor matters	1,988	2,013

Total for labor matters	9,734	8,619

		Estimate
Description of environmental matters	12.31.2019	12.31.2018
Plaintiff: Ministério Público do Estado do Rio de Janeiro.
1) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal. In the third quarter of 2019, there was a reduction on the contingent liability, with a provision of US$ 150 being recognized as other income and expenses.	470	901

Plaintiff: Instituto Brasileiro de Meio Ambiente - IBAMA and Ministério Público Federal
2) Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of
P-36
Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	326	400

Plaintiff: Ministério Público do Estado do Rio de Janeiro.
3) Five public civil actions filed by the Public Prosecutor’s Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute - INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical researchs, as well as compensation for collective material and moral damages.

Current status: The main claim was closed due to the signing of the conduct adjustment term (TAC) between the parties, resulting in an obligation of US$ 208, while, in the remaining four actions, the parties are in negotiations for solution through again TAC, which resulted in the transfer of exposure to remote loss and a provision of US$ 13.	—	2,096

4) Other environmental matters	780	824

Total for environmental matters	1,576	4,221